Expense Example - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Value Fund - Fidelity Small Cap Value Fund
Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 99
3 years	309
5 years	536
10 years	$ 1,190